Document And Entity Information	Sep. 14, 2020
Document Information [Line Items]
Entity, Registrant Name	PLAYAGS, INC.
Document, Type	8-K
Document, Period End Date	Sep. 14, 2020
Entity, Incorporation, State or Country Code	NV
Entity, File Number	001-38357
Entity, Tax Identification Number	46-3698600
Entity, Address, Address Line One	5475 S. Decatur Blvd., Ste #100
Entity, Address, City or Town	Las Vegas
Entity, Address, State or Province	NV
Entity, Address, Postal Zip Code	89118
City Area Code	702
Local Phone Number	722-6700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	AGS
Security Exchange Name	NYSE
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	true
Amendment Flag	false
Entity, Central Index Key	0001593548